Loans and borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Loans and borrowings	Loans and borrowings

(in $ millions)	2025	2024
	$	$
Non-current
Bank loans	188	116
Lease liabilities	185	125
	373	241
Current
Convertible notes (including embedded derivative)	1,502	—
Bank loans	129	90
Lease liabilities	49	33
	1,680	123
A significant portion of the bank loans are secured by the Group’s motor vehicles with a carrying amount of $570 million (2024: $360 million) (see Note 4).
The Group has borrowings denominated in United States Dollars (“USD”), Singapore Dollars (“SGD”), Malaysian Ringgit (“MYR”), Indonesian Rupiah (“IDR”) and Thailand Baht (“THB”).
i)                   Terms and debt repayment schedule
Terms and conditions of outstanding loans and borrowings (including lease liabilities) are as follows:

	Currency	Nominal interest rate	Year of maturity	Carrying amount
				$
2025
Convertible notes (including embedded derivative)	USD	—	2030	1,502
Bank loans	SGD	1.4% to 2.0%	2026-2030	231
Bank loans	MYR	2.1% to 3.6%	2026-2027	*
Bank loans	MYR	COF** + 1.3%	2026	6
Bank loans	IDR	3.0% to 9.5%	2026-2030	30
Bank loans	THB	4.3%***	2026-2027	50
Lease liabilities	Multiple	3.6% to 12.5%	2026-2037	234
				2,053

2024
Bank loans	SGD	1.5% to 2.1%	2025-2029	140
Bank loans	MYR	2.1% to 3.6%	2025-2028	*
Bank loans	MYR	COF** -2.0% to 1.3%	2025-2028	9
Bank loans	IDR	3.0% to 9.5%	2025-2029	18
Bank loans	THB	COF** + 7.0%	2025	39
Lease liabilities	Multiple	4.1% to 12.5%	2025-2037	158
				364
*Amount less than $1 million
**Cost of funds – which are variable rates specific to country and/or financial institutions
*** Rate is subject to contractual repricing following changes in benchmark monetary policy rates
Financial risk management
Information about the exposure of loans and borrowings to relevant financial risks (interest rate, foreign currency and liquidity risk) is disclosed in Note
ii)                  Issuance of convertible notes
On June 10, 2025, the Company issued convertible notes ("Notes") with an aggregate principal amount of $1,500 million maturing on June 15, 2030 unless redeemed, repurchased or converted prior to that date. The Notes are senior, unsecured obligations of the Company and are non interest bearing (i.e. zero coupon).
The Notes entitle the holders to require the Company to convert the Notes into Class A Ordinary Shares of the Company at an initial conversion price of approximately $6.55 per share (subject to adjustments in certain circumstances) at any time from July 24, 2025 to the third trading day immediately preceding the maturity date. The Company has the right to settle such conversion in cash or equity (or a combination of both) at its discretion. Other key features of the Notes include:
•an option for the holder to redeem early on June 15, 2028; and
•an option for the Company to redeem for cash all or part of the Notes, on or after June 21, 2028, if the last reported share sale price has been at least 130% of the conversion price (then in effect) for at least 20 out of 30 trading days prior to the Company providing notice of redemption; and on the trading day immediately preceding the date the Company sends such notice. The holders can exercise their conversion option in the event of the Company exercising this option.
The features of the conversion option within the Notes is an embedded derivative which has economic characteristics that are not closely related to the host liability. As the terms of the Notes provide the Company with the right to settle the conversion of the Notes in cash, the embedded derivative is classified as a derivative liability measured at fair value through profit or loss.
The carrying amount of the host liability on initial recognition is the difference between the carrying amount of the Notes, net of transaction costs and the fair value of the embedded derivative. Subsequent to initial recognition, the host liability is measured at amortized cost under the effective interest rate method.
The net proceeds received from the issuance of the Notes have been allocated as follows on initial recognition:

(in $ millions)	$
On initial recognition
Proceeds from issue of convertible notes (1,500,000 Notes at $1,000 per Note)	1,500
Fair value of the embedded derivative	(482)
Transaction costs	(22)
At inception	996

December 31, 2025
At inception	996
Interest accrued on convertible notes	46
Carrying amount of host liability as at December 31, 2025	1,042

Fair value of the embedded derivative as at December 31, 2025	460
a)Host liability and embedded derivative
Both the host liability and the embedded derivative are presented within the “Loans and borrowings” caption on the statement of financial position as they are part of the same contract. The host liability is classified as current as at December 31, 2025 as the conversion option which can be exercised within twelve months is taken into account when classifying the host liability.
b)Transaction costs
The Group incurred transaction costs of $22 million, primarily on legal and underwriters’ fees. The Group’s policy is to allocate the transaction costs entirely to the host liability of the Notes.
iii)                  Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities
	Bank loans	Convertible notes	Lease liabilities	Total
(in $ millions)	$	$	$	$
Balance at January 1, 2025	206	—	158	364
Changes from financing cash flows
Proceeds from bank loans	193	—	—	193
Proceeds from issue of convertible notes	—	1,500	—	1,500
Payment of bank loans	(260)	—	—	(260)
Payment of lease liabilities	—	—	(52)	(52)
Transaction costs related to loans and borrowings	—	(22)	—	(22)
Interest paid	(9)	—	(17)	(26)
Total changes from financing cash flows	(76)	1,478	(69)	1,333
Effect of changes in foreign exchange rates	12	—	3	15
Other changes
Liability-related
Recognition of lease liabilities	—	—	116	116
Derecognition of lease liabilities	—	—	(1)	(1)
Secured bank loans for asset acquisition	161	—	—	161
Acquisition through business combination	6	—	10	16
Interest expense	8	46	17	71
Fair value changes of the embedded derivative	—	(22)	—	(22)
Total liability-related other changes	175	24	142	341
Balance at December 31, 2025	317	1,502	234	2,053

	Liabilities
	Bank loans	Term loan	Lease liabilities	Total
(in $ millions)	$	$	$	$
Balance at January 1, 2024	155	476	162	793
Changes from financing cash flows
Proceeds from bank loans	120	—	—	120
Payment of bank loans	(152)	(483)	—	(635)
Payment of lease liabilities	—	—	(46)	(46)
Interest paid	(13)	(9)	(12)	(34)
Total changes from financing cash flows	(45)	(492)	(58)	(595)
Effect of changes in foreign exchange rates	(3)	—	(2)	(5)
Other changes
Liability-related
Recognition of lease liabilities	—	—	43	43
Derecognition of lease liabilities	—	—	*	*
Secured bank loans for asset acquisition	86	—	—	86
Acquisition through business combination	—	—	1	1
Interest expense	13	16	12	41
Total liability-related other changes	99	16	56	171
Balance at December 31, 2024	206	—	158	364
*Amount less than $1 million